Promissory Notes and Loans Payable (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Notes and Loans Payable [Abstract]
Principal loans and notes	$ 695,132	$ 990,305	$ 372,260
Discounts	(38,017)	(87,054)	(87,311)
Total	657,115	903,251	$ 284,949
Less Current portion	(286,405)	903,251
Non-current	$ 370,710